DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivatives Instruments
The detail of derivative instruments is shown below:

		Location in the Consolidated Statements of Financial Position	June 30, 2023			December 31, 2022
US$ MILLIONS	Primary underlying risk		Notional Amount	Carrying Value / Fair Value		Notional Amount	Carrying Value / Fair Value
Derivatives not designated as hedging instruments				Assets	Liabilities		Assets	Liabilities
Equity-indexed options	Equity	Other invested assets	$8,178	$104	$—	$7,452	$157	$—
Foreign exchange forwards	Foreign Currency	Other invested assets	2,567	39	—	2,809	7	(12)
Bond futures	Interest Rate	Other invested assets	1,786	—	(4)	1,504	—	(25)
Cross currency swaps	Foreign Currency	Other invested assets	17	1	—	17	1	—
Interest rate swaps	Interest Rate	Other invested assets	13	1	—	15	1	—
Embedded derivatives in:
Modco arrangement	Interest rate	Reinsurance funds withheld	—	126	—	—	151	—
Indexed annuity and variable annuity product	Interest rate	Policyholder account balances	—	—	(1,044)	—	—	(907)
			$12,561	$271	$(1,048)	$11,797	$317	$(944)

		Gains (Losses) Recognized in Income on Derivatives
FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Locations in the Consolidated Statements of Operations	Three Months Ended		Six Months Ended
Derivatives not designated as hedging instruments		2023	2022	2023	2022
Equity-indexed options	Investment related gains (losses), net	$68	$(60)	$93	$(60)
Foreign exchange forwards	Investment related gains (losses), net	41	(25)	37	105
Bond futures	Investment related gains (losses), net	(24)	(1)	(9)	(4)
Embedded derivatives in:
Modco arrangement	Net investment results from funds withheld	27	(6)	(10)	12
Indexed annuity and variable annuity product	Interest sensitive contract benefits	(43)	(93)	(39)	(90)
		$69	$(185)	$72	$(37)

Summary of Offsetting Assets
Information regarding the Company’s exposure to credit loss on the derivatives it holds is presented below:

AS AT JUN. 30, 2023 US$ MILLIONS	Derivative Fair Value	Collateral Held in Cash[1]	Collateral Held in Invested Assets[1]	Total Collateral Held	Collateral Amounts Used to Offset Exposure	Excess Collateral	Exposure Net of Collateral
Derivative Type
Equity-indexed options	$311	$193	$21	$214	$208	$6	$104
Foreign exchange forwards	39	—	—	—	—	—	39
Bond futures	(4)	—	—	—	(4)	4	(4)
Cross currency swaps	1	—	—	—	—	—	1
Interest rate swaps	1	—	—	—	—	—	1
	$348	$193	$21	$214	$204	$10	$141
1.Our PRT business had $89 million collateral held in cash and invested assets at June 30, 2023 that are not offset against its derivative contracts.

AS AT DEC. 31, 2022 US$ MILLIONS	Derivative Fair Value	Collateral Held in Cash[1]	Collateral Held in Invested Assets[1]	Total Collateral Held	Collateral Amounts Used to Offset Exposure	Excess Collateral	Exposure Net of Collateral
Derivative Type
Equity-indexed options	$157	$101	$20	$121	$121	$—	$36
Foreign exchange forwards	(5)	—	—	—	—	—	(6)
Bond futures	(25)	—	—	—	—	—	(25)
Cross currency swaps	1	—	—	—	—	—	1
Interest rate swaps	1	—	—	—	—	—	1
	$129	$101	$20	$121	$121	$—	$7
1.Our PRT business had $81 million collateral held in cash and invested assets as at December 31, 2022 that are not offset against its derivative contracts.

Summary of Offsetting Liabilities
Information regarding the Company’s exposure to credit loss on the derivatives it holds is presented below:

AS AT JUN. 30, 2023 US$ MILLIONS	Derivative Fair Value	Collateral Held in Cash[1]	Collateral Held in Invested Assets[1]	Total Collateral Held	Collateral Amounts Used to Offset Exposure	Excess Collateral	Exposure Net of Collateral
Derivative Type
Equity-indexed options	$311	$193	$21	$214	$208	$6	$104
Foreign exchange forwards	39	—	—	—	—	—	39
Bond futures	(4)	—	—	—	(4)	4	(4)
Cross currency swaps	1	—	—	—	—	—	1
Interest rate swaps	1	—	—	—	—	—	1
	$348	$193	$21	$214	$204	$10	$141
1.Our PRT business had $89 million collateral held in cash and invested assets at June 30, 2023 that are not offset against its derivative contracts.

AS AT DEC. 31, 2022 US$ MILLIONS	Derivative Fair Value	Collateral Held in Cash[1]	Collateral Held in Invested Assets[1]	Total Collateral Held	Collateral Amounts Used to Offset Exposure	Excess Collateral	Exposure Net of Collateral
Derivative Type
Equity-indexed options	$157	$101	$20	$121	$121	$—	$36
Foreign exchange forwards	(5)	—	—	—	—	—	(6)
Bond futures	(25)	—	—	—	—	—	(25)
Cross currency swaps	1	—	—	—	—	—	1
Interest rate swaps	1	—	—	—	—	—	1
	$129	$101	$20	$121	$121	$—	$7
1.Our PRT business had $81 million collateral held in cash and invested assets as at December 31, 2022 that are not offset against its derivative contracts.